GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 437,451	$ 54,462
Raised placement of shares of amounted	$ 470,999	$ 1,056